AMERICAN EQUITY INVESTMENT LIFE INSURANCE
COMPANY
American Equity Life Annuity Account
Supplement Dated April 13, 2006
to the
Prospectus For
Individual Flexible Premium Deferred Variable
Annuity Contract (Dated May 2, 2005)

This Supplement supersedes the Supplement regarding the JPMorgan Mid Cap Value Subaccount dated February
23, 2006.

The JPMorgan Mid Cap Value Subaccount ("Mid Cap
Value Subaccount") will not close for investment
(allocation of premium payments and transfers) effective May 1, 2006 as previously reported but will continue to be available for investment.